Significant Equity Transactions and Acquisitions - Schedule of Fair Value of Consideration Transferred (Details)	1 Months Ended
	Feb. 28, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		¥ 7,268,330	$ 1,044,030	¥ 7,268,330
Dianguan
Business Acquisition [Line Items]
Cash	¥ 15,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	4,270,175
Short-term investments	9,940,000
Prepayments and other current assets	30,936,027
Property and equipment, net	17,978
Accounts payable	(364,242)
Salary and welfare payable	(778,438)
Tax payable	(9,933,408)
Advance from advertising customers	(24,664,513)
Accrued liabilities and other current liabilities	(1,691,909)
Total identifiable net assets acquired	7,731,670
Goodwill	7,268,330
Total purchase consideration	¥ 15,000,000